Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes [Abstract]
Disclosure of detailed information about income taxes [Table Text Block]
	2022	2021
	$	$

Current income tax on continuing operations
Expense for the year	1,150	1,231
Current income tax expense on continuing operations	1,150	1,231

Deferred income tax (Note 21 (b)) on continuing operations:
Origination and reversal of temporary differences	29,011	24,759
Change in unrecognized deductible temporary differences	(367)	(367)
Other	(1,956)	303
Deferred income tax expense on continuing operations	26,688	24,695
Income tax expense on continuing operations	27,838	25,926

Disclosure of reconciliation of statutory weighted average tax rate applicable to income [Table Text Block]
	2022	2021
	$	$

Income from continuing operations before income taxes	113,123	102,553

Income tax provision on continuing operations calculated using the combined Canadian federal and provincial statutory income tax rate	29,978	27,176
Increase (decrease) in income taxes resulting from:
Non-deductible expenses, net	1,568	255
(Non-deductible) non-taxable portion of capital losses, net	2,189	(806)
Differences in foreign statutory tax rates	(4,056)	(2,770)
Changed in unrecognized deferred tax assets	(367)	(367)
Foreign withholding taxes	482	864
Other	(1,956)	1,574
Total income tax expense on continuing operations	27,838	25,926

Disclosure of components of deferred income tax assets and liabilities [Table Text Block]
	December 31,	December 31,
	2022 (i)	2021
	$	$
Deferred tax assets (ii):
Stream interests	26,753	30,100
Non-capital losses	14,375	7,663
Deferred and restricted share units	3,644	3,401
Share and debt issue expenses	2,720	2,935
	47,492	44,099
Deferred tax liabilities (ii):
Royalty interests and exploration and evaluation assets (iii)	(133,120)	(102,782)
Investments	(706)	(8,077)
Convertible debentures	-	(1,173)
Other	(238)	(474)
	(134,064)	(112,506)
Deferred tax liability, net	(86,572)	(68,407)

(i) On September 30, 2022, the Company deconsolidated Osisko Development (Note 31).

(ii) Deferred tax assets and liabilities have been offset on the balance sheets where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

(iii) The exploration and evaluation assets were held by Osisko Development.

Disclosure of deferred taxes [Table Text Block]

The 2022 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

	Dec. 31, 2021	Statement of loss	Equity	Other comprehen- sive income	Conversion adjustments	Deconsoli- dation of Osisko Development (Note 31)	Dec. 31, 2022
	$	$	$	$	$	$	$
Deferred tax assets:
Stream interests	30,100	(3,347)	-	-	-	-	26,753
Non-capital losses	7,663	6,712	-	-	-	-	14,375
Deferred and restricted share units	3,401	84	159	-	-	-	3,644
Share and debt issue expenses	2,935	(3,909)	3,694	-	-	-	2,720
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(102,782)	(29,778)		-	(560)	-	(133,120)
Investments	(8,077)	2,141	-	4,025	-	1,205	(706)
Convertible debentures	(1,173)	1,173	-	-	-	-	-
Other	(474)	236	-	-	-	-	(238)
	(68,407)	(26,688)	3,853	4,025	(560)	1,205	(86,572)

The 2021 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

	Dec. 31, 2020	Statement of loss	Equity	Other comprehen- sive loss	Conversion adjustments	Dec. 31, 2021
	$	$	$	$	$	$
Deferred tax assets:
Stream interests	34,278	(4,178)	-	-	-	30,100
Non-capital losses	8,195	(532)	-	-	-	7,663
Deferred and restricted share units	4,008	(328)	(279)	-	-	3,401
Share and debt issue expenses	4,562	(96)	(1,531)	-	-	2,935
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(93,266)	(9,543)		-	27	(102,782)
Investments	(9,437)	1,831	-	(471)	-	(8,077)
Convertible debentures	(2,315)	1,142	-	-	-	(1,173)
Other	(454)	(20)	-	-	-	(474)
	(54,429)	(11,724)	(1,810)	(471)	27	(68,407)

Disclosure of unrecognized deferred tax assets [Table Text Block]
	December 31, 2022	December 31, 2021
	$	$

Non-capital losses carried forward	-	64,650
Mineral stream interests - Foreign jurisdictions	-	7,446
Unrealized losses on investments	3,310	3,598
Capital losses	1,397	2,127
Other	-	1,694
	4,707	79,515